Note 17 - Income Taxes - Provision (Recovery) for Income Taxes from the Expected Provision at the Statutory Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Net income before taxes	$ 34,748	$ 31,500	$ 27,770
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	26.50%	26.50%	26.50%
Income tax expense based on the above rates	$ 9,207	$ 8,347	$ 7,359
Permanent differences including amortization of intangible assets	(1,870)	(882)	(2,593)
Effect of differences between Canadian and foreign tax rates	595	213	169
Effect of rate changes on current year timing differences	(571)	495	1,150
Adjustments relating to previous periods	(152)	(431)	36
Increase (decrease) in tax reserves	1,954	492	(172)
Valuation allowance	(1,564)	(1,580)	(41)
Stock compensation	(135)	351	345
Deferred tax charges	179	400	270
Other, including foreign exchange	226	257	685
Income tax expense	$ 7,869	$ 7,662	$ 7,208